Schedule of Long-Term Investments (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Long-term Investments Schedule Of Long-term Investments 1	$ 1,106,235
Long-term Investments Schedule Of Long-term Investments 2	1,072,446
Long-term Investments Schedule Of Long-term Investments 3	1,309,600
Long-term Investments Schedule Of Long-term Investments 4	1,269,600
Long-term Investments Schedule Of Long-term Investments 5	81,850
Long-term Investments Schedule Of Long-term Investments 6	79,350
Long-term Investments Schedule Of Long-term Investments 7	163,700
Long-term Investments Schedule Of Long-term Investments 8	158,700
Long-term Investments Schedule Of Long-term Investments 9	2,661,385
Long-term Investments Schedule Of Long-term Investments 10	$ 2,580,096